Exhibit 99.1

EXECUTIVE SUMMARY

DESCRIPTION OF SERVICES

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”), performed the due diligence services described below (the “Review”) on residential mortgage loans acquired by Chimera Investment Corporation (the “Client”). These mortgage loans, which were originated by multiple parties, were purchased by the Client in multiple bulk transactions or via Reliance Letter and were reviewed by AMC on behalf of such party. The Review was conducted on loans with origination dates from February 2020 through February 2023 via files imaged and provided by the Client or its designee for review.

(2) Sample size of the assets reviewed.

The Review was conducted on the portion of the securitization mortgage loan population reviewed by AMC. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and AMC may or may not have reviewed all of the mortgage loans in the securitization loan population for a specific scope of review. During the course of the selection of the final securitization population, mortgage loans may have been eliminated from the originally envisioned securitization population for reasons that are unknown to AMC. Within the final securitization mortgage loan population, the Review sample was broken down into the following review scopes:

• “Collection Comment Review”:	2 mortgage loans
• “Payment History Review”:	2 mortgage loans
• “Tax and Title Review”:	2 mortgage loans

(3) Determination of the sample size and computation.

The sample size of the Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.

Not applicable.

(5) Other: review and methodology.

The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

Collection Comment Review: Following the acquisition of the mortgage loans but before securitization, AMC performed a review utilizing individual mortgage loan collection comments provided by the servicer in order to provide a brief summary outlining current performance status, the borrower’s ability to pay, relative future/current risk (including hardship, life changes, etc.), possible servicer remedies, loss mitigation efforts, and modifications.

Payment History Review: AMC performed a review utilizing individual mortgage loan payment history reports provided by the servicer of the mortgage loans. Using the MBA methodology, AMC created a payment string using a 12 month look back for each mortgage loan within the payment history random sample population.

Title Review: As requested by the Client, a title review was included in AMC’s scope of review. To facilitate this review, the Client provided AMC with identifying data on the population of mortgage loans. Data provided by the client, included mortgage loan and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these mortgage loans through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether or not the subject mortgage was of record, whether any deed vesting concerns of substance were present, and whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments such as Property Tax Liens, Municipal Liens, and Association Super Liens. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

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(6) Disclaimer.

Except as expressly enumerated and discussed above, please be advised that AMC has not performed any review to determine whether the mortgage loans covered in this Report complied with federal, state or local laws, constitutional provisions, regulations, ordinances or any other laws or guidance, including, without limitation, licensing and general usury laws (“Applicable Law”). Further, there can be no assurances that in performing the review and preparing this Report that AMC has uncovered all relevant factors and potential issues relating to the origination of the mortgage loans, their compliance with Applicable Law, or the original appraisals relating to the mortgaged properties, or that AMC has uncovered all relevant factors that could affect the future performance of the mortgage loans. Please note that the results set forth in this Report are dependent upon receipt of complete and accurate data regarding the mortgage loans from mortgage loan originators, sponsors, issuers, underwriters, and other third parties upon which AMC is relying in reaching such results. Except as expressly stated herein, AMC did not verify the data relied upon in performing its review and producing this Report. In addition, the findings and conclusions set forth in this Report are provided on an “as is” basis and are based on available information and Applicable Law as of the date of this Report, and AMC does not undertake any obligation to update or provide any revisions to this Report to reflect events, circumstances, changes in Applicable Law, or changes in expectations after the date this Report was issued. AMC also hereby disclaims any representation or warranty as to accuracy or completeness of the Report, the inclusion or omission of any facts or information, or as to its suitability, sufficiency or appropriateness for the purposes of the transaction parties or investors or the use of the Report in preparation of any other document in connection with the subject transaction).

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions covered in this Report, and the results set forth in this Report do not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to AMC, and are not statements of fact or legal conclusions. Information contained in the Report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the Report based on certain factors, including the facts and circumstances of an individual mortgage loan. The authorities administering the Applicable Law that was part of the review have broad discretionary powers which may permit such authorities, among other things, to withdraw exemptions accorded by statute or regulation, to impose additional requirements or to reach a conclusion that is not consistent with the results set forth in the Report. All decisions as to whether to issue, purchase, hold, sell or otherwise transact in securities backed by the mortgage loans reviewed in this Report, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such securities, shall be made solely by the parties to or investors in the transaction. The results set forth in this Report do not constitute tax or investment advice. The scoring models in this Report are designed to identify potential risk in the securities backed by the mortgage loans reviewed, and each party or investor assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty (express or implied) as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by AMC.

SUMMARY OF FINDINGS AND CONCLUSIONS

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of DBRS, Inc. (“DBRS”) and S&P Global Ratings (“S&P”).

COLLECTION COMMENT REVIEW SUMMARY (2 Mortgage Loans)

Of the mortgage loans subject to the collection comment review, 2 mortgage loans (100.00%) triggered an EV1 exception level.

Servicing Review Grade	Loan Count	% of Loans
1	2	100.00%
2	0	00.00%
3	0	00.00%

Total	2	100.00%

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PAYMENT HISTORY REVIEW SUMMARY (2 Mortgage Loans)

Of the 2 mortgage loans subjected to the payment history review, all 2 (100.00%) mortgage loans had complete pay history strings. All 2 (100.00%) mortgage loans were reviewed with a 12 month look back period. Of the mortgage loans reviewed, 2 (100.00%) mortgage loans did not show a delinquency within the lookback period.

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	2	100.00%
Delinquency, No Missing Data	0	0.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%

Total	2	100.00%

Lookback	Loan Count	% of Loans
Twelve (12) Months	2	100.00%

Total	2	100.00%

SitusAMC TITLE REVIEW SUMMARY (2 Mortgage Loans)

As part of the due diligence services, the Client provided SitusAMC with identifying data on two (2) Loans. Based on the scope of review set forth herein, the critical findings are summarized as follows:

•	There are no potential issues surrounding origination deed vesting concerns.

•	No unresolved Super Position HOA Liens recorded after the subject mortgage which were entitled to limited or full lien priority over the subject mortgage were identified.

•	There are no unresolved Municipal Liens which had limited or full lien priority over the subject mortgage were located.

•	No unresolved Property Tax Liens which had limited or full lien priority over the subject mortgage were located.

•	All Prior Liens identified in our review have been resolved.

•	All Prior Mortgages identified in our review have been resolved.

•	As to any Miscellaneous Items of substance, the items in this category typically defy standard categorization or summarization and are individually detailed.

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LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
00001	XXXX		1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for XX/XX/XXXX.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was XX/XX/XXXX. Welcome call completed.

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.

ADDITIONAL INFORMATION: N/A

						XX/XX/XXXX	XX/XX/XXXX

00002	XXXX		1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for XX/XX/XXXX.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was XX/XX/XXXX. Discussed escrow account.

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.

ADDITIONAL INFORMATION: N/A

						XX/XX/XXXX	XX/XX/XXXX

LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
00001	XXXX			XX/XX/XXXX	07/31/2026	12	00000000000N	0	0
00002	XXXX			XX/XX/XXXX	07/31/2026	12	000000000NNN	0	0

Client LN	SitusA MC ID	Seller LN	Servicer LN	Address	City	ST	Zip	Trade	Title Report Effective Date	Title Report Date	Tax Certificate Effective Date	Subject Lien Recorded	Number of Pages Recorded	Subject Mortgage Originator	Origination Balance	Origination Date	Recording Date	Mortgage Book	Mortgage Page	Mortgage Doc Number	County of Recording	State of Recording	Critical Defect	SMtg Open	Address Variation	Origination Vesting	Current Vesting	SMtg First Position Mortgage	Prior Lien / Judgment	Municipal Lien	Association Super Lien	Property Tax Lien	Property Tax Status	SMtg Lien Position (Mortgages)	Critical Exception Count	Prior Mortgage Exception Count	Prior Mortgage Exception Total	Prior Mortgage Exception Details	Prior Lien Exception Count	Prior Lien Exception Total	Prior Lien Exception Details	Municipal Lien Exception Count	Municipal Lien Exception Total	Municipal Lien Exception Details	Property Tax Lien Exception Count	Property Tax Lien Exception Total	Property Tax Lien Exception Details	Association Lien Exception Count	Association Lien Exception Total	Association Lien Exception Details	IRS Lien Exception Count	IRS Lien Exception Total	IRS Lien Exception Details	Deed Vesting Exception Categories	Property Tax Status Issue	DQ Property Tax Amount	Property Tax Status Details	Final Event Level	Title Exceptions	Title Comments
00001	XXXX		XXXX	XXXXX	XXXX	XX	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX		Yes	25	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX			XXXX	XXXX	XX	Fail	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Fail	1	1				0			0			0			0			0				Delinquent	XXXX	XXXX	3	Subordinate Liens/Judgments Delinquent Property Taxes	XXXX
00002	XXXX		XXXX	XXXXX	XXXX	XX	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX		Yes	25	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX			XXXX	XXXX	XX	Fail	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Fail	1	1				0			0			0			0			0				Delinquent	XXXX	XXXX	3	Subordinate Liens/Judgments Delinquent Property Taxes	XXXX

Client LN	SitusAMC ID	Seller LN	Address	City	ST	Zip	Trade	Origination Balance	Origination Date	Unique Exception ID	Exception Grade	Raw Exception Grade	Exception Category	Exception Subcategory	Exception Type	SOL Expired	SOL Expiration Date	Title Policy	Title Policy Insurer	Title Policy Effective Date	Title Policy Exception	Paid on HUD	CBR Status	Borrower Vested on Title Policy	Lien Amount	Accrual Rate	Lienholder	Recording Date	Additional Exception Information
00001	XXXX		XXXX	XXXX	XX	XXXX	XXXX	XXXX	XX/XX/XXXX	37170972	3	3	Title Diligence	Tax Status	Delinquent Property Taxes										XXXX				XXXX
00001	XXXX		XXXX	XXXX	XX	XXXX	XXXX	XXXX	XX/XX/XXXX	37170973	2	2	Title Diligence	Subordinate Lien	Subordinate Liens/Judgments														XXXX
00002	XXXX		XXXX	XXXX	XX	XXXX	XXXX	XXXX	XX/XX/XXXX	37171053	3	3	Title Diligence	Tax Status	Delinquent Property Taxes										XXXX				XXXX
00002	XXXX		XXXX	XXXX	XX	XXXX	XXXX	XXXX	XX/XX/XXXX	37171054	2	2	Title Diligence	Subordinate Lien	Subordinate Liens/Judgments														XXXX